EARNINGS (LOSS) PER SHARE (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	59,776,574	68,989,845	71,794,594
Basic earnings (loss) per share (in USD)	$ 0.42	$ 0.51	$ (0.3)